ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted average number of units outstanding	21,757,831	21,827,006
Series 15 [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted average number of units outstanding	3,811,450	3,826,100
Series 16 [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted average number of units outstanding	5,358,900	5,386,300
Series 17 [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted average number of units outstanding	4,951,897	4,961,322
Series 18 [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted average number of units outstanding	3,579,584	3,595,259
Series 19 [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted average number of units outstanding	4,056,000	4,058,025